Share-based Compensation (Details 2) - Restricted shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding balance	0	0	15,949,454
Restricted shares vested	0	0	(15,949,454)
Outstanding balance	0	0	0